KINETICS MUTUAL FUNDS, INC.

The Internet Fund
No Load Class (WWWFX)

The Global Fund
No Load Class (WWWEX)

The Paradigm Fund
No Load Class (WWNPX)

The Small Cap Opportunities Fund
No Load Class (KSCOX)

The Market Opportunities Fund
No Load Class (KMKNX)

Supplement dated January 23, 2018
to the Prospectus dated April 30, 2017

During the fiscal year ended December 31, 2017, the Kinetics Internet Fund, Global Fund, Paradigm Fund, Small Cap Opportunities Fund, and Kinetics Market Opportunities Fund (each a “Fund” and together, the “Funds”), to varying degrees invested in a Delaware statutory trust (“Bitcoin Investment Trust”), as well as other Bitcoin-related investments, that invest principally in bitcoins. Each Fund’s initial investment in the Bitcoin Investment Trust was less than 1% of its total assets. Because of the dramatic increase in value of this investment, it represented greater than 10% of the value for the Funds, with the exception of the Paradigm Fund and Small Cap Opportunities Fund which were at 5.5% and 3.7%, respectively, as of the fiscal year end. Most of the Funds have contributed all or a portion of their holdings in the Bitcoin Investment Trust to a wholly-owned and controlled subsidiary of each Fund organized under the laws of the Cayman Islands (the “Subsidiary”). In the future, each Fund may seek to gain additional exposure to the Bitcoin Investment Trust, as well as other Bitcoin-related investments, by investing up to 25% of the value of its total assets at the time of the investment in its Subsidiary. Therefore, effective as of the date of this supplement, the following changes are made:

In the “Principal Investment Strategies” summary section for each of the Funds, the following is added following the eighth paragraph:

Each Fund may invest indirectly in bitcoins primarily through a Delaware statutory trust, which issues shares that are registered with the Securities and Exchange Commission under the Securities Act of 1933 (“Bitcoin Investment Trust”). Bitcoins are a digital commodity that is not issued by a government, bank or central organization. Bitcoins exist on an online, peer-to-peer computer network (the “Bitcoin Network”) that hosts a public transaction ledger where bitcoin transfers are recorded (the “Blockchain”). Bitcoins have no physical existence beyond the record of transactions on the Blockchain. The Bitcoin Investment Trust invests principally in bitcoins.

Most Funds recently contributed all or a portion of their holdings in the Bitcoin Investment Trust to a wholly-owned and controlled subsidiary of each Fund organized the laws of the Cayman Islands (individually, the “Subsidiary” and collectively, the “Subsidiaries”). Each Fund will realize capital gain on the transfer to the extent the value of the transferred Bitcoin Investment Trust interest at the time of transfer exceeds its tax basis in the hands of the Fund.

In the future, each Fund may seek to gain additional exposure to the Bitcoin Investment Trust and other similar investments that may not produce qualifying income for the Fund under the Internal Revenue Code, including, potentially, other pooled investment vehicles that provide exposure to digital commodities, by investing up to 25% of the value of its total assets at the time of investment in its Subsidiary.
1

Generally, each Subsidiary invests primarily in the Bitcoin Investment Trust, but also may, potentially, invest in other pooled investment vehicles that provide exposure to digital commodities. Each Fund will invest in its Subsidiary within the limitations of the federal tax law, rules and regulations that apply to “regulated investment companies” under Subchapter M (“RICs”). Unlike a Fund, each Subsidiary may invest without limitation in the Bitcoin Investment Trust and other pooled investment vehicles that provide exposure to digital commodities. However, each Fund and its Subsidiary complies with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of the Subsidiary. The Subsidiaries also comply with Section 17 of the Investment Company Act of 1940 (the “1940 Act”) relating to affiliated transactions and custody. Unlike each Fund, the Subsidiaries do not, and will not, seek to qualify as a RIC. Each Fund is the sole shareholder of its Subsidiary and does not expect shares of its Subsidiary to be offered or sold to other investors.

In the “Principal Investment Risks” summary section for each of the Funds, the following is added:

Bitcoin Risk
The value of each Fund’s investment in the Bitcoin Investment Trust directly and indirectly through its Subsidiary is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Bitcoin Investment Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect a Fund’s direct or indirect investment in the Bitcoin Investment Trust. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of a Fund’s direct or indirect investment in the Bitcoin Investment Trust. Shares of the Bitcoin Investment Trust may trade at a premium or discount to the net asset value of the Bitcoin Investment Trust.

Subsidiary Risk
By investing in its Subsidiary, a Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. Those investments held by the Subsidiary are generally similar to the investments that are permitted to be held by the Fund and are subject to the same risks that would apply to similar investments if held directly by the Fund. The Subsidiaries are not registered under the 1940 Act and, unless otherwise noted in this Prospectus, are not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of each Fund and/or its Subsidiary to continue to operate and could adversely affect the Fund’s performance.

Tax Risk
In order to qualify as a regulated investment company (“RIC”), each Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investments in securities and certain other categories of investment income. It appears to be the position of the Internal Revenue Service (“IRS”) that gain realized on bitcoin investments such as investments in the Bitcoin Investment Trust will not be qualifying income. Each Fund’s investment in its Subsidiary is expected to provide the Fund with exposure to such bitcoin investments within the limitations of the Internal Revenue Code for qualification as a RIC because, under applicable tax rules, the income earned by the Subsidiary will flow out as qualifying income for the RIC even though the income would not be qualifying income if earned directly by the RIC. There is a risk, however, that the IRS might assert that the income derived from a Fund’s investment in its Subsidiary will not be considered qualifying income. If a Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of that Fund would be subject to diminished returns. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or its Subsidiary to operate as described in this Prospectus and could adversely affect the Funds. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.
2

In the “Additional Information about the Risks of Investing in Each of the Funds” section, the following is added with respect to each of the Funds:

Bitcoin Risk
The value of each Fund’s investment in the Bitcoin Investment Trust directly or indirectly through its Subsidiary is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on Bitcoin Exchanges. Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Bitcoin Investment Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect a Fund’s direct or indirect investment in the Bitcoin Investment Trust. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of a Fund’s direct or indirect investment in the Bitcoin Investment Trust. Shares of the Bitcoin Investment Trust may trade at a premium or discount to the net asset value of the Bitcoin Investment Trust.

As bitcoins have grown in both popularity and market size, the U.S. Congress and a number of federal and state agencies (including the Financial Crimes Enforcement Network (FinCEN), the U.S. Securities and Exchange Commission, the Commodity Futures Trading Commission, the Financial Industry Regulatory Authority, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the IRS, and state financial institution regulators) have begun to examine the operations of the network that facilitates bitcoins, bitcoin users and the Bitcoin Exchanges, with particular focus on (1) the extent to which bitcoins can be used to launder the proceeds of illegal activities or fund criminal or terrorist enterprises, (2) the safety and soundness of the Bitcoin Exchange or other service-providers that hold bitcoins for users and (3) other risks to investors and consumers who hold and use bitcoins. Ongoing and future regulatory actions may alter, perhaps to a materially adverse extent, the value of a Fund’s and its Subsidiary’s investment in the Bitcoin Investment Trust or the ability of the Bitcoin Investment Trust to continue to operate.

Subsidiary Risk
Each Fund will make investments through a wholly-owned Subsidiary organized under the laws of the Cayman Islands. By investing in its Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The investments held by a Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this Prospectus. There can be no assurance that the investment objective of a Subsidiary will be achieved.

Each Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, each Fund wholly-owns and controls its Subsidiary, making it unlikely that a Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of each Fund, including its investment in its Subsidiary, and each Fund’s role as sole shareholder of its Subsidiary. Each Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as its Fund.

Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or its Subsidiary to operate as described in this Prospectus and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Tax Risk

The investment of up to 25% of a Fund’s assets in a foreign subsidiary such as a Subsidiary is a structure that has been used by a number of RICs as a way of indirectly making commodities-related investments that would not generate qualifying income if they were made directly by the RIC. Section 851(b) of the Internal Revenue Code provides that income earned by a controlled foreign corporation (a “CFC”), such as a Subsidiary, will be treated as qualifying income for a RIC provided that CFC distributes those earnings out to the RIC each year. During the period 2006-2011, the IRS issued a number of private letter rulings to other funds in which the IRS ruled that income derived from a fund’s investment in a CFC such as a Subsidiary will generally constitute qualifying income for the fund, even if the CFC itself engages in transactions that would not generate qualifying income if they were engaged in by the fund itself and even if the earnings of the CFC are not distributed to the fund each year. In 2011, however, the IRS suspended the issuance of such private letter rulings pending further review of the subject. In 2016, after completion of that review, the IRS issued proposed regulations that will provide that the income from a foreign subsidiary is qualifying income for RIC purposes only to the extent the income is actually distributed by the foreign subsidiary to the RIC each year – consistent with what is provided in the Internal Revenue Code. Accordingly, each Fund intends to cause its Subsidiary to make such distributions to the Fund each year, so that the income of the Subsidiary will be qualifying income for that Fund.
3

If, however, the IRS were to determine that income derived from a Fund’s investment in its Subsidiary does not constitute qualifying income and if such positions were upheld by a court, or if future legislation or Treasury regulations were to adversely affect the tax treatment of such investments, that Fund might cease to qualify as a RIC and could be required to reduce its exposure to such investments.  In a Senate subcommittee hearing on the subject of RIC commodities-related investments in 2012, Senator Levin, the subcommittee chairman, expressed the view that a wholly-owned foreign subsidiary such as the Subsidiary, which is used by a RIC to make investments or otherwise to engage in transactions that the RIC could not accomplish directly under the applicable tax rules, should be disregarded as a separate entity for federal income tax purposes. Senator Levin’s view was not endorsed by the IRS Commissioner and the Treasury Acting Assistant Secretary for Tax Policy in their hearing testimony and their post-hearing responses to supplemental questions from Senator Levin. If the IRS were ultimately to adopt such a view, however, and if that position were to be sustained by the courts, a Fund might fail to meet the 90% qualifying income test and therefore might not qualify as a RIC. In that event, that Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In such an event, in order to re-qualify for taxation as a regulated investment company, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
4

KINETICS MUTUAL FUNDS, INC.

The Internet Fund
Institutional Class*

The Global Fund
Institutional Class*

The Paradigm Fund
Institutional Class (KNPYX)

The Small Cap Opportunities Fund
Institutional Class (KSCYX)

The Market Opportunities Fund
Institutional Class (KMKYX)

*  Institutional Class shares have not commenced operations.

Supplement dated January 23, 2018
to the Prospectus dated April 30, 2017

During the fiscal year ended December 31, 2017, the Kinetics Internet Fund, Global Fund, Paradigm Fund, Small Cap Opportunities Fund, and Kinetics Market Opportunities Fund (each a “Fund” and together, the “Funds”), to varying degrees invested in a Delaware statutory trust (“Bitcoin Investment Trust”), as well as other Bitcoin-related investments, that invest principally in bitcoins. Each Fund’s initial investment in the Bitcoin Investment Trust was less than 1% of its total assets. Because of the dramatic increase in value of this investment, it represented greater than 10% of the value for the Funds, with the exception of the Paradigm Fund and Small Cap Opportunities Fund which were at 5.5% and 3.7%, respectively, as of the fiscal year end. Most of the Funds have contributed all or a portion of their holdings in the Bitcoin Investment Trust to a wholly-owned and controlled subsidiary of each Fund organized under the laws of the Cayman Islands (the “Subsidiary”). In the future, each Fund may seek to gain additional exposure to the Bitcoin Investment Trust, as well as other Bitcoin-related investments, by investing up to 25% of the value of its total assets at the time of the investment in its Subsidiary. Therefore, effective as of the date of this supplement, the following changes are made:

In the “Principal Investment Strategies” summary section for each of the Funds, the following is added following the eighth paragraph:

Each Fund may invest indirectly in bitcoins primarily through a Delaware statutory trust, which issues shares that are registered with the Securities and Exchange Commission under the Securities Act of 1933 (“Bitcoin Investment Trust”). Bitcoins are a digital commodity that is not issued by a government, bank or central organization. Bitcoins exist on an online, peer-to-peer computer network (the “Bitcoin Network”) that hosts a public transaction ledger where bitcoin transfers are recorded (the “Blockchain”). Bitcoins have no physical existence beyond the record of transactions on the Blockchain. The Bitcoin Investment Trust invests principally in bitcoins.

Most Funds recently contributed all or a portion of their holdings in the Bitcoin Investment Trust to a wholly-owned and controlled subsidiary of each Fund organized the laws of the Cayman Islands (individually, the “Subsidiary” and collectively, the “Subsidiaries”). Each Fund will realize capital gain on the transfer to the extent the value of the transferred Bitcoin Investment Trust interest at the time of transfer exceeds its tax basis in the hands of the Fund.

In the future, each Fund may seek to gain additional exposure to the Bitcoin Investment Trust and other similar investments that may not produce qualifying income for the Fund under the Internal Revenue Code, including, potentially, other pooled investment vehicles that provide exposure to digital commodities, by investing up to 25% of the value of its total assets at the time of investment in its Subsidiary.
1

Generally, each Subsidiary invests primarily in the Bitcoin Investment Trust, but also may, potentially, invest in other pooled investment vehicles that provide exposure to digital commodities. Each Fund will invest in its Subsidiary within the limitations of the federal tax law, rules and regulations that apply to “regulated investment companies” under Subchapter M (“RICs”). Unlike a Fund, each Subsidiary may invest without limitation in the Bitcoin Investment Trust and other pooled investment vehicles that provide exposure to digital commodities. However, each Fund and its Subsidiary complies with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of the Subsidiary. The Subsidiaries also comply with Section 17 of the Investment Company Act of 1940 (the “1940 Act”) relating to affiliated transactions and custody. Unlike each Fund, the Subsidiaries do not, and will not, seek to qualify as a RIC. Each Fund is the sole shareholder of its Subsidiary and does not expect shares of its Subsidiary to be offered or sold to other investors.

In the “Principal Investment Risks” summary section for each of the Funds, the following is added:

Bitcoin Risk
The value of each Fund’s investment in the Bitcoin Investment Trust directly and indirectly through its Subsidiary is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Bitcoin Investment Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect a Fund’s direct or indirect investment in the Bitcoin Investment Trust. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of a Fund’s direct or indirect investment in the Bitcoin Investment Trust. Shares of the Bitcoin Investment Trust may trade at a premium or discount to the net asset value of the Bitcoin Investment Trust.

Subsidiary Risk
By investing in its Subsidiary, a Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. Those investments held by the Subsidiary are generally similar to the investments that are permitted to be held by the Fund and are subject to the same risks that would apply to similar investments if held directly by the Fund. The Subsidiaries are not registered under the 1940 Act and, unless otherwise noted in this Prospectus, are not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of each Fund and/or its Subsidiary to continue to operate and could adversely affect the Fund’s performance.

Tax Risk
In order to qualify as a regulated investment company (“RIC”), each Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investments in securities and certain other categories of investment income. It appears to be the position of the Internal Revenue Service (“IRS”) that gain realized on bitcoin investments such as investments in the Bitcoin Investment Trust will not be qualifying income. Each Fund’s investment in its Subsidiary is expected to provide the Fund with exposure to such bitcoin investments within the limitations of the Internal Revenue Code for qualification as a RIC because, under applicable tax rules, the income earned by the Subsidiary will flow out as qualifying income for the RIC even though the income would not be qualifying income if earned directly by the RIC. There is a risk, however, that the IRS might assert that the income derived from a Fund’s investment in its Subsidiary will not be considered qualifying income. If a Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of that Fund would be subject to diminished returns. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or its Subsidiary to operate as described in this Prospectus and could adversely affect the Funds. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.
2

In the “Additional Information about the Risks of Investing in Each of the Funds” section, the following is added with respect to each of the Funds:

Bitcoin Risk
The value of each Fund’s investment in the Bitcoin Investment Trust directly or indirectly through its Subsidiary is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on Bitcoin Exchanges. Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Bitcoin Investment Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect a Fund’s direct or indirect investment in the Bitcoin Investment Trust. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of a Fund’s direct or indirect investment in the Bitcoin Investment Trust. Shares of the Bitcoin Investment Trust may trade at a premium or discount to the net asset value of the Bitcoin Investment Trust.

As bitcoins have grown in both popularity and market size, the U.S. Congress and a number of federal and state agencies (including the Financial Crimes Enforcement Network (FinCEN), the U.S. Securities and Exchange Commission, the Commodity Futures Trading Commission, the Financial Industry Regulatory Authority, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the IRS, and state financial institution regulators) have begun to examine the operations of the network that facilitates bitcoins, bitcoin users and the Bitcoin Exchanges, with particular focus on (1) the extent to which bitcoins can be used to launder the proceeds of illegal activities or fund criminal or terrorist enterprises, (2) the safety and soundness of the Bitcoin Exchange or other service-providers that hold bitcoins for users and (3) other risks to investors and consumers who hold and use bitcoins. Ongoing and future regulatory actions may alter, perhaps to a materially adverse extent, the value of a Fund’s and its Subsidiary’s investment in the Bitcoin Investment Trust or the ability of the Bitcoin Investment Trust to continue to operate.

Subsidiary Risk
Each Fund will make investments through a wholly-owned Subsidiary organized under the laws of the Cayman Islands. By investing in its Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The investments held by a Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this Prospectus. There can be no assurance that the investment objective of a Subsidiary will be achieved.

Each Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, each Fund wholly-owns and controls its Subsidiary, making it unlikely that a Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of each Fund, including its investment in its Subsidiary, and each Fund’s role as sole shareholder of its Subsidiary. Each Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as its Fund.

Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or its Subsidiary to operate as described in this Prospectus and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Tax Risk

The investment of up to 25% of a Fund’s assets in a foreign subsidiary such as a Subsidiary is a structure that has been used by a number of RICs as a way of indirectly making commodities-related investments that would not generate qualifying income if they were made directly by the RIC. Section 851(b) of the Internal Revenue Code provides that income earned by a controlled foreign corporation (a “CFC”), such as a Subsidiary, will be treated as qualifying income for a RIC provided that CFC distributes those earnings out to the RIC each year. During the period 2006-2011, the IRS issued a number of private letter rulings to other funds in which the IRS ruled that income derived from a fund’s investment in a CFC such as a Subsidiary will generally constitute qualifying income for the fund, even if the CFC itself engages in transactions that would not generate qualifying income if they were engaged in by the fund itself and even if the earnings of the CFC are not distributed to the fund each year. In 2011, however, the IRS suspended the issuance of such private letter rulings pending further review of the subject. In 2016, after completion of that review, the IRS issued proposed regulations that will provide that the income from a foreign subsidiary is qualifying income for RIC purposes only to the extent the income is actually distributed by the foreign subsidiary to the RIC each year – consistent with what is provided in the Internal Revenue Code. Accordingly, each Fund intends to cause its Subsidiary to make such distributions to the Fund each year, so that the income of the Subsidiary will be qualifying income for that Fund.
3

If, however, the IRS were to determine that income derived from a Fund’s investment in its Subsidiary does not constitute qualifying income and if such positions were upheld by a court, or if future legislation or Treasury regulations were to adversely affect the tax treatment of such investments, that Fund might cease to qualify as a RIC and could be required to reduce its exposure to such investments.  In a Senate subcommittee hearing on the subject of RIC commodities-related investments in 2012, Senator Levin, the subcommittee chairman, expressed the view that a wholly-owned foreign subsidiary such as the Subsidiary, which is used by a RIC to make investments or otherwise to engage in transactions that the RIC could not accomplish directly under the applicable tax rules, should be disregarded as a separate entity for federal income tax purposes. Senator Levin’s view was not endorsed by the IRS Commissioner and the Treasury Acting Assistant Secretary for Tax Policy in their hearing testimony and their post-hearing responses to supplemental questions from Senator Levin. If the IRS were ultimately to adopt such a view, however, and if that position were to be sustained by the courts, a Fund might fail to meet the 90% qualifying income test and therefore might not qualify as a RIC. In that event, that Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In such an event, in order to re-qualify for taxation as a regulated investment company, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
4

KINETICS MUTUAL FUNDS, INC.

The Internet Fund
Advisor Class A (KINAX)
Advisor Class C (KINCX)

The Global Fund
Advisor Class A (KGLAX)
Advisor Class C (KGLCX)

The Paradigm Fund
Advisor Class A (KNPAX)
Advisor Class C (KNPCX)

The Small Cap Opportunities Fund
Advisor Class A (KSOAX)
Advisor Class C (KSOCX)

The Market Opportunities Fund
Advisor Class A (KMKAX)
Advisor Class C (KMKCX)

Supplement dated January 22, 2018
to the Prospectus dated April 30, 2017

During the fiscal year ended December 31, 2017, the Kinetics Internet Fund, Global Fund, Paradigm Fund, Small Cap Opportunities Fund, and Kinetics Market Opportunities Fund (each a “Fund” and together, the “Funds”), to varying degrees invested in a Delaware statutory trust (“Bitcoin Investment Trust”), as well as other Bitcoin-related investments, that invest principally in bitcoins. Each Fund’s initial investment in the Bitcoin Investment Trust was less than 1% of its total assets. Because of the dramatic increase in value of this investment, it represented greater than 10% of the value for the Funds, with the exception of the Paradigm Fund and Small Cap Opportunities Fund which were at 5.5% and 3.7%, respectively, as of the fiscal year end. Most of the Funds have contributed all or a portion of their holdings in the Bitcoin Investment Trust to a wholly- owned and controlled subsidiary of each Fund organized under the laws of the Cayman Islands (the “Subsidiary”). In the future, each Fund may seek to gain additional exposure to the Bitcoin Investment Trust, as well as other Bitcoin-related investments, by investing up to 25% of the value of its total assets at the time of the investment in its Subsidiary. Therefore, effective as of the date of this supplement, the following changes are made:

In the “Principal Investment Strategies” summary section for each of the Funds, the following is added following the eighth paragraph:

Each Fund may invest indirectly in bitcoins primarily through a Delaware statutory trust, which issues shares that are registered with the Securities and Exchange Commission under the Securities Act of 1933 (“Bitcoin Investment Trust”). Bitcoins are a digital commodity that is not issued by a government, bank or central organization. Bitcoins exist on an online, peer-to-peer computer network (the “Bitcoin Network”) that hosts a public transaction ledger where bitcoin transfers are recorded (the “Blockchain”). Bitcoins have no physical existence beyond the record of transactions on the Blockchain. The Bitcoin Investment Trust invests principally in bitcoins.

Most Funds recently contributed all or a portion of their holdings in the Bitcoin Investment Trust to a wholly-owned and controlled subsidiary of each Fund organized the laws of the Cayman Islands (individually, the “Subsidiary” and collectively, the “Subsidiaries”). Each Fund will realize capital gain on the transfer to the extent the value of the transferred Bitcoin Investment Trust interest at the time of transfer exceeds its tax basis in the hands of the Fund.

In the future, each Fund may seek to gain additional exposure to the Bitcoin Investment Trust and other similar investments that may not produce qualifying income for the Fund under the Internal Revenue Code, including, potentially, other pooled investment vehicles that provide exposure to digital commodities, by investing up to 25% of the value of its total assets at the time of investment in its Subsidiary.

Generally, each Subsidiary invests primarily in the Bitcoin Investment Trust, but also may, potentially, invest in other pooled investment vehicles that provide exposure to digital commodities. Each Fund will invest in its Subsidiary within the limitations of the federal tax law, rules and regulations that apply to “regulated investment companies” under Subchapter M (“RICs”). Unlike a Fund, each Subsidiary may invest without limitation in the Bitcoin Investment Trust and other pooled investment vehicles that provide exposure to digital commodities.  However, each Fund and its Subsidiary complies with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of the Subsidiary. The Subsidiaries also comply with Section 17 of the Investment Company Act of 1940 (the “1940 Act”) relating to affiliated transactions and custody. Unlike each Fund, the Subsidiaries do not, and will not, seek to qualify as a RIC. Each Fund is the sole shareholder of its Subsidiary and does not expect shares of its Subsidiary to be offered or sold to other investors.

In the “Principal Investment Risks” summary section for each of the Funds, the following is added:

Bitcoin Risk
The value of each Fund’s investment in the Bitcoin Investment Trust directly and indirectly through its Subsidiary is subject to fluctuations in the value of bitcoins.  The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Bitcoin Investment Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect a Fund’s direct or indirect investment in the Bitcoin Investment Trust. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of a Fund’s direct or indirect investment in the Bitcoin Investment Trust. Shares of the Bitcoin Investment Trust may trade at a premium or discount to the net asset value of the Bitcoin Investment Trust.

Subsidiary Risk
By investing in its Subsidiary, a Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. Those investments held by the Subsidiary are generally similar to the investments that are permitted to be held by the Fund and are subject to the same risks that would apply to similar investments if held directly by the Fund. The Subsidiaries are not registered under the 1940 Act and, unless otherwise noted in this Prospectus, are not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of each Fund and/or its Subsidiary to continue to operate and could adversely affect the Fund’s performance.

Tax Risk
In order to qualify as a regulated investment company (“RIC”), each Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investments in securities and certain other categories of investment income. It appears to be the position of the Internal Revenue Service (“IRS”) that gain realized on bitcoin investments such as investments in the Bitcoin Investment Trust will not be qualifying income. Each Fund’s investment in its Subsidiary is expected to provide the Fund with exposure to such bitcoin investments within the limitations of the Internal Revenue Code for qualification as a RIC because, under applicable tax rules, the income earned by the Subsidiary will flow out as qualifying income for the RIC even though the income would not be qualifying income if earned directly by the RIC. There is a risk, however, that the IRS might assert that the income derived from a Fund’s investment in its Subsidiary will not be considered qualifying income. If a Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of that Fund would be subject to diminished returns. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or its Subsidiary to operate as described in this Prospectus and could adversely affect the Funds. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

In the “Additional Information about the Risks of Investing in Each of the Funds” section, the following is added with respect to each of the Funds:

Bitcoin Risk
The value of each Fund’s investment in the Bitcoin Investment Trust directly or indirectly through its Subsidiary is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on Bitcoin Exchanges. Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Bitcoin Investment Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect a Fund’s direct or indirect investment in the Bitcoin Investment Trust. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of a Fund’s direct or indirect investment in the Bitcoin Investment Trust. Shares of the Bitcoin Investment Trust may trade at a premium or discount to the net asset value of the Bitcoin Investment Trust.

As bitcoins have grown in both popularity and market size, the U.S. Congress and a number of federal and state agencies (including the Financial Crimes Enforcement Network (FinCEN), the U.S. Securities and Exchange Commission, the Commodity Futures Trading Commission, the Financial Industry Regulatory Authority, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the IRS, and state financial institution regulators) have begun to examine the operations of the network that facilitates bitcoins, bitcoin users and the Bitcoin Exchanges, with particular focus on (1) the extent to which bitcoins can be used to launder the proceeds of illegal activities or fund criminal or terrorist enterprises, (2) the safety and soundness of the Bitcoin Exchange or other service-providers that hold bitcoins for users and (3) other risks to investors and consumers who hold and use bitcoins. Ongoing and future regulatory actions may alter, perhaps to a materially adverse extent, the value of a Fund’s and its Subsidiary’s investment in the Bitcoin Investment Trust or the ability of the Bitcoin Investment Trust to continue to operate.

Subsidiary Risk
Each Fund will make investments through a wholly-owned Subsidiary organized under the laws of the Cayman Islands. By investing in its Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The investments held by a Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this Prospectus. There can be no assurance that the investment objective of a Subsidiary will be achieved.

Each Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, each Fund wholly-owns and controls its Subsidiary, making it unlikely that a Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of each Fund, including its investment in its Subsidiary, and each Fund’s role as sole shareholder of its Subsidiary. Each Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as its Fund.

Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or its Subsidiary to operate as described in this Prospectus and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Tax Risk

The investment of up to 25% of a Fund’s assets in a foreign subsidiary such as a Subsidiary is a structure that has been used by a number of RICs as a way of indirectly making commodities-related investments that would not generate qualifying income if they were made directly by the RIC. Section 851(b) of the Internal Revenue Code provides that income earned by a controlled foreign corporation (a “CFC”), such as a Subsidiary, will be treated as qualifying income for a RIC provided that CFC distributes those earnings out to the RIC each year. During the period 2006-2011, the IRS issued a number of private letter rulings to other funds in which the IRS ruled that income derived from a fund’s investment in a CFC such as a Subsidiary will generally constitute qualifying income for the fund, even if the CFC itself engages in transactions that would not generate qualifying income if they were engaged in by the fund itself and even if the earnings of the CFC are not distributed to the fund each year. In 2011, however, the IRS suspended the issuance of such private letter rulings pending further review of the subject. In 2016, after completion of that review, the IRS issued proposed regulations that will provide that the income from a foreign subsidiary is qualifying income for RIC purposes only to the extent the income is actually distributed by the foreign subsidiary to the RIC each year – consistent with what is provided in the Internal Revenue Code. Accordingly, each Fund intends to cause its Subsidiary to make such distributions to the Fund each year, so that the income of the Subsidiary will be qualifying income for that Fund.

If, however, the IRS were to determine that income derived from a Fund’s investment in its Subsidiary does not constitute qualifying income and if such positions were upheld by a court, or if future legislation or Treasury regulations were to adversely affect the tax treatment of such investments, that Fund might cease to qualify as a RIC and could be required to reduce its exposure to such investments. In a Senate subcommittee hearing on the subject of RIC commodities-related investments in 2012, Senator Levin, the subcommittee chairman, expressed the view that a wholly-owned foreign subsidiary such as the Subsidiary, which is used by a RIC to make investments or otherwise to engage in transactions that the RIC could not accomplish directly under the applicable tax rules, should be disregarded as a separate entity for federal income tax purposes. Senator Levin’s view was not endorsed by the IRS Commissioner and the Treasury Acting Assistant Secretary for Tax Policy in their hearing testimony and their post-hearing responses to supplemental questions from Senator Levin. If the IRS were ultimately to adopt such a view, however, and if that position were to be sustained by the courts, a Fund might fail to meet the 90% qualifying income test and therefore might not qualify as a RIC. In that event, that Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In such an event, in order to re-qualify for taxation as a regulated investment company, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

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